CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents [Abstract]
Cash on hand	$ 4,277	$ 4,982
Bank balances	732,578	329,632
Overnight	802,220	350,080
Total Cash	1,539,075	684,694
Cash equivalents
Time deposits	123,984	165,791
Mutual funds	32,782	222,094
Total cash equivalents	156,766	387,885
Total cash and cash equivalents	$ 1,695,841	$ 1,072,579